Basis of preparation of the consolidated financial statements (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost of sales	$ (2,228,410)	$ (2,274,357)	$ (2,393,936)
Gross profit	538,071	298,876	640,054
Operating income (loss)	276,386	(152,562)	360,897
Adjusted EBITDA	714,080	406,041	763,205
(Loss) Income before income tax	$ (71,851)	(296,084)	227,971
Previously stated [member]
IfrsStatementLineItems [Line Items]
Gross profit		296,476	638,810
Operating income (loss)		(155,365)	359,219
(Loss) Income before income tax		(293,470)	227,377
Cost of sales		(2,276,757)	(2,395,180)
Previously stated [member] | Mining Segment [Member]
IfrsStatementLineItems [Line Items]
Cost of sales		(1,028,281)
Gross profit		61,995	342,786
Selling, general and administrative		(61,903)	(64,444)
Mineral exploration and project evaluation		(90,297)	(88,947)
Operating income (loss)		(267,428)	124,332
Depreciation and amortization		219,957	204,514
Adjusted EBITDA		149,058	439,839
Cost of sales			(905,241)
Previously stated [member] | Smelting Segment [Member]
IfrsStatementLineItems [Line Items]
Cost of sales		(1,726,568)
Gross profit		220,093	276,064
Selling, general and administrative		(61,233)	(60,435)
Mineral exploration and project evaluation		(9,369)	(9,915)
Operating income (loss)		117,783	248,527
Depreciation and amortization		77,585	78,727
Adjusted EBITDA		246,967	326,429
Cost of sales			(2,190,903)
Previously stated [member] | Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Cost of sales		(2,276,757)
Gross profit		296,476	638,810
Selling, general and administrative		(126,948)	(145,543)
Mineral exploration and project evaluation		(99,666)	(98,862)
Operating income (loss)		(155,365)	359,219
Depreciation and amortization		298,393	290,937
Adjusted EBITDA		391,156	760,324
Depreciation and amortization		(298,393)	(290,937)
Net financial results		(161,641)	(133,727)
(Loss) Income before income tax		(293,470)	227,377
Cost of sales			(2,395,180)
Adjustments [Member]
IfrsStatementLineItems [Line Items]
Gross profit		2,400	1,244
Operating income (loss)		2,803	1,678
(Loss) Income before income tax		(2,614)	594
Cost of sales		2,400	1,244
Adjustments [Member] | Mining Segment [Member]
IfrsStatementLineItems [Line Items]
Cost of sales		2,103
Gross profit		2,103	871
Selling, general and administrative		213	225
Mineral exploration and project evaluation		59	80
Operating income (loss)		2,375	1,176
Depreciation and amortization		9,196	2,026
Adjusted EBITDA		11,571	3,202
Cost of sales			871
Adjustments [Member] | Smelting Segment [Member]
IfrsStatementLineItems [Line Items]
Cost of sales		297
Gross profit		297	373
Selling, general and administrative		136	148
Mineral exploration and project evaluation		(5)	(19)
Operating income (loss)		428	502
Depreciation and amortization		2,886	(823)
Adjusted EBITDA		3,314	(321)
Cost of sales			373
Adjustments [Member] | Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Cost of sales		2,400
Gross profit		2,400	1,244
Selling, general and administrative		349	373
Mineral exploration and project evaluation		54	61
Operating income (loss)		2,803	1,678
Depreciation and amortization		12,082	1,203
Adjusted EBITDA		14,885	2,881
Depreciation and amortization		(12,082)	(1,203)
Net financial results		(5,417)	(1,084)
(Loss) Income before income tax		(2,614)	594
Cost of sales			1,244
Revised [Member]
IfrsStatementLineItems [Line Items]
Gross profit		298,876	640,054
Operating income (loss)		(152,562)	360,897
(Loss) Income before income tax		(296,084)	227,971
Cost of sales		(2,274,357)	(2,393,936)
Revised [Member] | Mining Segment [Member]
IfrsStatementLineItems [Line Items]
Cost of sales		(1,026,178)
Gross profit		64,098	343,657
Selling, general and administrative		(61,690)	(64,219)
Mineral exploration and project evaluation		(90,238)	(88,867)
Operating income (loss)		(265,053)	125,508
Depreciation and amortization		229,153	206,540
Adjusted EBITDA		160,629	443,041
Cost of sales			(904,370)
Revised [Member] | Smelting Segment [Member]
IfrsStatementLineItems [Line Items]
Cost of sales		(1,726,271)
Gross profit		220,390	276,437
Selling, general and administrative		(61,097)	(60,287)
Mineral exploration and project evaluation		(9,374)	(9,934)
Operating income (loss)		118,211	249,029
Depreciation and amortization		80,471	77,904
Adjusted EBITDA		250,281	326,108
Cost of sales			(2,190,903)
Revised [Member] | Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Cost of sales		(2,274,357)
Gross profit		298,876	640,054
Selling, general and administrative		(126,599)	(145,170)
Mineral exploration and project evaluation		(99,612)	(98,801)
Operating income (loss)		(152,562)	360,897
Depreciation and amortization		310,475	292,140
Adjusted EBITDA		406,041	763,205
Depreciation and amortization		(310,475)	(292,140)
Net financial results		(167,058)	(134,811)
(Loss) Income before income tax		$ (296,084)	227,971
Cost of sales			$ (2,393,936)